UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------


Check here if Amendment [ ]: Amendment Number:
                                               --------------------------

      This Amendment (Check only one):  | |  is a restatement
                                        | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Corriente Advisors, LLC
Address:      201 Main Street
              Suite 1800
              Fort Worth, TX  76102


Form 13F File Number:   28-12875
                     --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Chad Fahlberg
Title:        Chief Compliance Officer
Phone:        (817) 870-0400

Signature, Place and Date of Signing:


 /s/ Chad Fahlberg                Fort Worth, TX            November 14, 2008
-----------------------     ---------------------------   ---------------------
    [Signature]                    [City, State]                     [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                   ----------------------------
Form 13F Information Table Entry Total:                       14
                                                   ----------------------------
Form 13F Information Table Value Total:                     $98,595
                                                   ----------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      None

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
                                                      CORRIENTE ADVISORS, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2008

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                                   CLASS                     VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
                                   -----                     ------    -------   --- ---- ----------  ------      ----------------
NAME OF ISSUER                     TITLE          CUSIP    (X$1,000)   PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE  SHARED  NONE
--------------                     -----          -----    ---------   -------   --- ---- ----------  --------    ----  ------  ----
------------------------------------------------------------------------------------------------------------------------------------
ALVARION LTD                        SHS         M0861T100      1,105   190,272   SH       SOLE                 190,272
------------------------------------------------------------------------------------------------------------------------------------
ASPENBIO PHARMA INC                 COM         045346103     18,325 2,936,773   SH       SOLE               2,936,773
------------------------------------------------------------------------------------------------------------------------------------
DRIL-QUIP INC                       COM         262037104     14,922   343,897   SH       SOLE                 343,897
------------------------------------------------------------------------------------------------------------------------------------
GENZYME CORP                        COM         372917104      7,966    98,481   SH       SOLE                  98,481
------------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC                 COM         492914106      6,911   595,800   SH       SOLE                 595,800
------------------------------------------------------------------------------------------------------------------------------------
MAGNA ENTMT CORP              SUB VTG CL A NEW  559211305         65    37,209   SH       SOLE                  37,209
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERN PALLADIUM LTD           COM         656912102      1,546   729,209   SH       SOLE                 729,209
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERN PALLADIUM LTD     *W EXP 12/13/200  656912110        400 1,250,000   SH       SOLE               1,250,000
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SANDRIDGE ENERGY INC                COM         80007P307      2,450   124,993   SH       SOLE                 124,993
------------------------------------------------------------------------------------------------------------------------------------
THOMPSON CREEK METALS CO INC        COM         884768102     27,388 2,956,300   SH       SOLE               2,956,300
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U S ENERGY CORP WYO                 COM         911805109      5,849 2,258,294   SH       SOLE               2,258,294
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WESTERN REFNG INC                   COM         959319104      5,470   541,048   SH       SOLE                 541,048
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WESTPORT INNOVATIONS INC          COM NEW       960908309      1,600   175,000   SH       SOLE                 175,000
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XTO ENERGY INC                      COM         98385X106      4,598    98,833   SH       SOLE                  98,833
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